Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net Income (loss)	$ 6,638,488	$ 7,478,936	$ (8,048,822)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	952,126	1,232,611	1,226,496
Loss (gain) from disposal of property and equipment	(178,152)	(712,685)	329,580
Impairment of property and equipment	143,621
Loss (gain) from unrealized foreign currency translation	(13,986)	(412,728)	282,131
Provision for (reversal of) credit losses	(220,368)	(2,043,939)	3,471,953
Addition (reversal) of merchandise inventories written down	61,935	(68,361)	150,382
Amortization of operating lease right-of-use assets	2,049,635	1,711,978	1,784,754
Deferred tax provision (benefit)	(955,082)	(1,778,277)	4,849,771
Change in fair value of warrants liabilities	2,050,211	(109,173)	(139,615)
Investment loss (income) from equity method investment	20,049	69,444	(14,554)
Gain from disposal of equity method investment		(190,571)
Accrued interest expense	100,416
Changes in operating assets and liabilities:
Accounts receivable	(1,073,737)	(24,747,655)	(53,824,026)
Accounts receivable - related parties	25,698	277,005	(323,212)
Merchandise inventories	(13,596)	2,355,034	21,285,866
Compensation receivable for consumption tax	696,224	11,284,665	(23,212,327)
Prepaid expenses and other current assets	(10,772,468)	949,043	5,597,781
Long term prepaid expenses and other non-current assets	501,659	315,809	2,183,108
Accounts payable	567,502	13,816,414	5,280,797
Accounts payable - related parties	2,372,722	299,591	(119,081)
Deferred revenue	8,006,135	35,027	49,715
Taxes payable	(8,943,973)	(6,977,961)	17,268,372
Other payables and other current liabilities	(281,729)	1,078,396	(1,590,907)
Operating lease liabilities	(2,040,884)	(1,711,398)	(1,807,376)
Other non-current liabilities	(291,185)	(239,250)	(419,200)
Net cash (used in) provided by operating activities	(598,739)	1,911,955	(25,738,414)
Cash flows from investing activities:
Purchase of property and equipment	(992,068)	(929,308)	(934,960)
Proceeds from disposal of property and equipment	39,367	3,104,387	2,961
Investment in an equity method investment	(20,049)
Proceeds from disposal of equity method investment		276,800
Proceeds from disposal of a subsidiary		34,600
Disposal of a subsidiary, net of cash		(171,788)
Collection of amount due from related parties	8,557	399,223	188,728
Net cash (used in) provided by investing activities	(964,193)	2,713,914	(743,271)
Cash flows from financing activities:
Capital contribution			23
Proceeds from issuance of ordinary shares for warrants redemption	29,482
Proceeds from issuance of ordinary shares, net of issuance costs		3,747,282
Cash consideration paid for business combination under common control			(2,842,173)
Proceeds from short-term borrowings	5,781,612	1,384,000	78,831,300
Repayments of short-term borrowings	(1,446,786)	(2,076,000)	(55,515,000)
Proceeds from long-term borrowings			2,160,161
Repayments of long-term borrowings	(204,024)	(4,186,712)	(9,798,554)
Payments made to related parties	(15,346)	(228,966)	104,482
Repayment of obligations under finance leases	(177,320)	(420,910)	(194,421)
Net cash provided by (used in) financing activities	3,967,618	(1,781,306)	12,745,818
Effect of exchange rate fluctuation on cash	(60,585)	(2,135,466)	(2,763,692)
Net increase (decrease) in cash	2,344,101	709,097	(16,499,559)
Cash at beginning of year	2,475,538	1,766,441	18,266,000
Cash at end of year	4,819,639	2,475,538	1,766,441
Supplemental cash flow information
Cash paid for income taxes	4,207,552	880,308	433,899
Cash paid for interest	1,072,273	798,353	1,108,863
Supplemental non-cash operating activities
Purchase of property and financed under long-term payment			831,746
Purchase of property and equipment financed under finance leases			210,666
Right of use assets obtained in exchange for operating lease liabilities		$ 3,118,676	$ 542,231